Shareholders Equity (Narrative) (Details) (EUR €)	2 Months Ended	5 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended
	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2012	Jan. 25, 2012	Dec. 31, 2012 Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Stock Options [Member] Common Stock [Member]	Dec. 31, 2009 Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 1 - 2004 [Member] Stock Options [Member] Common Stock [Member]	Jan. 29, 2004 Plan 1 - 2004 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	May 22, 2007 Plan 2 - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Jun. 24, 2010 Plan 3 - 2010 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2012 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2011 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member] Stock Options [Member] Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										240,000					600,000				229,100	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					0	0	325,012						504,088					229,100		500,000			95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price					€ 0	€ 0	€ 2.23						€ 3.99					€ 2.38					€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value													€ 1,731,000					€ 328,000					€ 143,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge											53,000	167,000				47,000	90,000	82,000			30,000	56,000	39,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					810,850	830,025	906,775	656,013	124,000					416,838		174,100					95,912
RetainedEarningsStatutoryAccumulatedDeficit			22,844
Treasury Stock, Shares, Acquired	191,290	190,238
Treasury Stock, Value, Acquired, Par Value Method	523,000	649,000
ExchangeOfferWarrantsFairValue			1,047,000	805,000
ExchangeOfferWarrantsPerUnitFairValue			€ 2.56